Note 13 - Net Foreign Exchange Gain - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Unrealised foreign exchange gain		$ 4,217	$ 12,736	$ 2,755
Realised foreign exchange loss*	[1]	(6,767)	(8,325)	(1,571)
Net foreign exchange (loss) gain	[2]	$ (2,550)	$ 4,411	$ 1,184

[1]	Realised foreign exchange losses were predominantly recognised on bullion sales receivables, bank balances and RTGS$ VAT.
[2]	After December 31, 2023 the RTGS$:USD conversion rate devalued from RTGS$ 6,105:USD 1 to RTGS$ 20,945:USD 1 on March, 25 2024. The devaluation in the exchange rate will devalue RTGS$-denominated monetary assets in quarter 1, of 2024.